Commitments and Contingencies - Financial and other guarantee exposures(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Guarantee_contracts	Dec. 31, 2012 Guarantee_contracts
Commitments and Contingencies Disclosure [Abstract]
Number of financial guarantee contracts at beginning of period	4	4
Number of financial guarantee contracts matured, prepaid or commuted during the period	(1)	0
Number of financial guarantee contracts at end of period	3	4
Principal outstanding	$ 108,255	$ 115,464
Interest outstanding	0	0
Aggregate outstanding exposure	108,255	115,464
Total gross claim liability recorded	0	1,399
Total unearned premiums and fees recorded	$ 134	$ 279
Weighted average contractual term to maturity in years	26 years 0 months 0 days	25 years 4 months 24 days